CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Jan. 06, 2010
Net income / (loss)	$ (2,001,361)			$ (2,001,361)
Issuance of common stock	500	5	495
Issuance of common stock, shares	500
Issuance of common stock, net of issuance costs	85,280,896	58,924	85,221,972
Issuance of common stock, net of issuance costs, shares	5,892,330
Issuance of restricted stock and compensation cost on restricted stock	1,330,679	2,133	1,328,546
Issuance of restricted stock, shares	213,331
Balance as at Dec. 31, 2010	84,610,714	61,062	86,551,013	(2,001,361)
Balance of shares as at Dec. 31, 2010	6,106,161
Net income / (loss)	3,630,038			3,630,038
Issuance of common stock, net of issuance costs	121,492,236	169,167	121,323,069
Issuance of common stock, net of issuance costs, shares	16,916,667
Issuance of restricted stock and compensation cost on restricted stock	953,079	533	952,546
Issuance of restricted stock, shares	53,333
Dividends declared and paid	(4,153,709)			(4,153,709)
Balance as at Dec. 31, 2011	$ 206,532,358	$ 230,762	$ 208,826,628	$ (2,525,032)
Balance of shares as at Dec. 31, 2011	23,076,161